Net Defined Benefit Liabilities (Assets) - Summary of Sensitivity of the Defined Benefit Obligations (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ (73,763)
Effect on defined benefit obligation, decrease in assumption	₩ 79,580
Salary growth rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ 76,543
Effect on defined benefit obligation, decrease in assumption	₩ (71,924)